Invesco Basic Value Fund | Summary - Invesco Basic Value Fund, Class Institutional

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Basic Value Fund

Invesco Conservative Allocation Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Effective May 23, 2011, all references to Invesco Basic Value Fund are hereby deleted.